9. Related Party Transactions (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Due from related parties			$ 78,920
Due to related parties	$ 287,455	$ 147,113	32,245
Totals Due from Related Parties			78,920
Totals Due to Related Parties		147,113	46,084
Advances Received		127,475
ICONZ Art, LLC [Member]
Due to related parties	259,423	119,081	4,213
MSN Holding Co. [Member]
Due to related parties	12,947	12,947	12,947
Premier Collectibles [Member]
Due to related parties	$ 15,085	$ 15,085	15,085
Klaus Moeller [Member]
Due from related parties			$ 78,920